CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Revenues:
Consulting fees	$ 3,849	$ 71,196	$ 143,615
Department of Energy grant revenues	31,704	569,879	5,975,734
Total revenues	204,326	669,343	6,316,390
Operating expenses:
Project development, including stock based compensation of $0, $0, and $4,468,490, respectively	595,302	1,096,653	18,931,157
General and administrative, including stock based compensation of $161,851, $52,487, and $6,311,670, respectively	1,752,774	1,996,645	16,784,049
Related party license fee			1,000,000
Total operating expenses	2,348,076	3,093,298	36,715,206
Operating loss	(2,143,750)	(2,423,955)	(30,398,816)
Other income and (expense):
Other income		1,122	256,295
Financing related charge			(211,660)
Amortization of debt discount		(9,851)	(686,833)
Interest expense			(56,097)
Related party interest expense	(104,402)		(169,368)
Loss on extinguishment of debt			(2,818,370)
Gain on settlement of accrued rent	7,920		7,920
Gain from change in fair value of warrant liability	855,251	1,509,778	2,932,490
Loss on the retirement of warrants			(146,718)
Total other income and (expense)	758,769	1,501,049	(892,341)
Loss before provision for income taxes	(1,384,981)	(922,906)	(31,291,157)
Provision for income taxes			83,147
Net loss	(1,384,981)	(922,906)	(31,374,304)
Net loss attributable to noncontrolling interest	(9,969)		(9,969)
Net loss attributable to controlling interest	(1,375,012)	(922,906)	(31,364,335)
Basic and diluted loss per common share attributable to controlling interest	$ (0.05)	$ (0.03)
Weighted average common shares outstanding, basic and diluted	30,101,167	28,379,920
Unbilled Revenues
Revenues:
Department of Energy grant revenues	$ 168,773	$ 28,268	$ 197,041